INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2025	2024
Finished goods	$511,000	$717,312
Raw materials	374,738	348,910
Work in progress	200,045	230,355
Inventories	$1,085,783	$1,296,577